Financial instruments - additional information - Maturity analysis of derivatives (Details) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
Maturity analysis of derivatives
Derivative assets	£ 3,494	£ 4,801
Derivative liabilities	(3,506)	(2,755)
Net derivative position	(12)	2,046
Maturity profile of net derivative position	310	2,333
Expected to be settled within one year
Maturity analysis of derivatives
Maturity profile of net derivative position	292	2,359
After 1 year to 3 years
Maturity analysis of derivatives
Maturity profile of net derivative position	(8)	(16)
After 3 years to 5 years
Maturity analysis of derivatives
Maturity profile of net derivative position	(4)	(9)
Over 5 years
Maturity analysis of derivatives
Maturity profile of net derivative position	£ 30	£ (1)